Segment and Geographic Information - Schedule of segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2026
Segment and Geographic Information
Depreciation	$ 310	$ 309	$ 307
Capital expenditures	24	15	18
Assets	12,995	13,255		$ 13,197
Operating segment
Segment and Geographic Information
Depreciation	310	309	307
Capital expenditures	24	15	18
Assets	12,994	13,255
Corporate Unallocated expense
Segment and Geographic Information
Assets	1
CARFAX | Operating segment
Segment and Geographic Information
Depreciation	198	198	197
Capital expenditures	15	10	9
Assets	8,577	8,754
B2B | Operating segment
Segment and Geographic Information
Depreciation	112	111	110
Capital expenditures	9	5	$ 9
Assets	$ 4,417	$ 4,501